Taxation - Schedule of Provisions for Income Taxes (Details) - USD ($)	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
Schedule of Provisions for Income Taxes [Abstract]
Current income tax expense	$ (236,009)	$ 142,286	$ 38,075
Deferred tax expense	(4)	154
Income tax provision	$ (236,013)	$ 142,440	$ 38,075